Document and Entity Information	Aug. 21, 2025
Cover [Abstract]
Entity Registrant Name	DYNAVAX TECHNOLOGIES CORP
Amendment Flag	false
Entity Central Index Key	0001029142
Document Type	8-K
Document Period End Date	Aug. 21, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-34207
Entity Tax Identification Number	33-0728374
Entity Address, Address Line One	2100 Powell Street
Entity Address, Address Line Two	Suite 720
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	(510)
Local Phone Number	848-5100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	DVAX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false